UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21126______

_______BlackRock Municipal Income Trust II_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Municipal Income Trust II

_______40 East 52nd Street, New York, NY 10022_______
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___August 31, 2005

Date of reporting period:__May 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MAY 31, 2005 (Unaudited)

BlackRock Municipal Income Trust II (BLE)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—155.4%
			California—15.8%
A	$ 2,250		Agua Caliente Band, Cahuilla Indians Proj., 6.00%, 7/01/18	07/13 @ 100	$ 2,309,445
AA+	1,660		Edl. Fac. Auth., Univ. So. California, Ser. A, 5.00%, 10/01/33	04/13 @ 100	1,744,328
			Golden St. Tobacco Sec. Corp., Ser. B,
A-	16,850		5.50%, 6/01/43	06/13 @ 100	18,043,317
A-	8,800		5.625%, 6/01/38	06/13 @ 100	9,589,448
B-	6,660		Los Angeles Regl. Arpt. Impvt. Corp. Lease Rev., Amer. Airlines, Inc. Proj., Ser. C, 7.50%,	12/12 @ 102	6,989,337
A	3,500		Mobilehome Park Fin. Auth., Palomar Estates East & West Proj., Ser. A, 5.25%, 3/15/34, ACA	03/13 @ 102	3,663,310
NR	4,620		San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South Proj.,
			6.625%, 8/01/27	08/11 @ 101	4,898,586
			San Marcos Spl. Tax, Cmnty. Facs. Dist. No. 02-01,
NR	990		5.90%, 9/01/28	09/10 @ 102	1,013,305
NR	1,855		5.95%, 9/01/35	09/10 @ 102	1,899,687
A	5,000		Statewide Cmnty. Dev. Auth., Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/33	04/13 @ 100	5,319,700

					55,470,463

			Colorado—4.3%
AA	10,000		Hlth. Facs. Auth., Catholic Hlth. Initiatives Proj., Ser. A, 5.50%, 3/01/32	ETM	10,983,700
AAA	4,000		Northwest Pkwy. Pub. Hwy. Auth., Ser. A, 5.25%, 6/15/41, FSA	06/11 @ 102	4,250,160

					15,233,860

			District of Columbia—6.2%
A	1,265		Friendship Pub. Charter Sch., Inc. Proj., 5.25%, 6/01/33, ACA	06/14 @ 100	1,306,188
			Tobacco Settlement Fin. Corp.,
BBB	7,500		6.50%, 5/15/33	No Opt. Call	8,212,350
BBB	11,500		6.75%, 5/15/40	05/11 @ 101	12,350,080

					21,868,618

			Florida—16.3%
			Fishhawk Cmnty. Dev. Dist. II, Spec. Assmnt. Rev,
NR	2,960		Ser. A, 6.25%, 5/01/34	05/13 @ 101	3,120,491
NR	2,720		Ser. B, 5.00%, 11/01/07	No Opt. Call	2,743,474
NR	4,780		Lakes by the Bay So. Cmnty. Dev. Dist., Spl. Assmt., Ser. A, 6.25%, 5/01/34	05/14 @ 101	5,072,679
A-	2,650		Leesburg Hosp., Leesburg Regl. Med. Ctr. Proj., 5.50%, 7/01/32	07/12 @ 100	2,769,806
NR	3,165		Live Oak Comm. Dev., Dist. No. 1 Spec. Assmnt. Rev., Ser. A, 6.30%, 5/01/34	05/13 @ 101	3,340,246
BB+	6,230		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	7,047,438
A	6,850		Orange Cnty. Hlth. Facs. Auth., Hosp. Adventist Hlth. Sys. Proj., 5.625%, 11/15/32	11/12 @ 101	7,377,724
AA-	14,000		Pinellas Cnty. Hlth. Fac. Auth., Baycare Hlth. Sys. Proj., 5.50%, 11/15/33	05/13 @ 100	14,897,820
NR	2,085		Stevens Plantation Cmnty. Dev. Dist., Spl. Assmt. Rev., Ser. A, 7.10%, 5/01/35	05/14 @ 100	2,168,963
NR	4,625		Sumter Cnty. Ind. Dev. Auth., No. Sumter Util. Co. LLC, 6.90%, 10/01/34	10/09 @ 100	4,762,409
NR	3,715		Sumter Landing Cmnty. Dev., Spec. Assmnt. Rev, 6.875%, 5/01/23	05/13 @ 101	4,001,687

					57,302,737

			Georgia—2.7%
AAA	4,000		Atlanta Arpt. Passenger Fac., Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	4,182,600
BBB	5,000		Milledgeville-Baldwin Cnty. Dev. Auth., Georgia Coll. & St. Univ. Fndtn. Proj., 5.625%, 9/01/30	09/14 @ 101	5,222,550

					9,405,150

			Illinois—17.0%
AAA	4,000		Bolingbrook, GO, Ser. A, 5.375%, 1/01/38, FGIC	01/12 @ 100	4,284,160
NR	2,470		Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	2,535,307
A	7,500	[3]	Dev. Fin. Auth., Hosp. Rev., Adventist Hlth. Sys. Sunbelt Oblig. Proj., 5.65%, 11/15/24	11/09 @ 101	7,918,050
AA+	1,880		Fin. Auth., Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14 @ 100	2,037,901
			Fin. Auth. Student Hsg., MJH Ed. Asst. IV Proj.,
Baa2	1,125		Ser. A, 5.125%, 6/01/35	06/14 @ 100	1,131,030
Baa3	900		Ser. B, 5.375%, 6/01/35	06/14 @ 100	904,779
A	8,000		Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care Proj., 5.50%, 1/01/22	01/13 @ 100	8,513,840
			Met. Pier & Exposition Auth., Ded. St. Tax Rev., McCormick Place Expansion Proj., Ser. A, MBIA,
AAA	45,190		Zero Coupon, 6/15/33	No Opt. Call	12,020,992
AAA	5,000		Zero Coupon, 6/15/40	No Opt. Call	939,350

BlackRock Municipal Income Trust II (BLE) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Illinois—(continued)
			O’Hare Intl. Arpt.,
AAA	$ 2,100		Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	$ 2,200,884
AAA	4,290		Ser. C-2, 5.25%, 1/01/30, FSA	01/14 @ 100	4,498,022
AAA	15,000		Sports Facs. Auth., Ded. St. Tax Supported Rev., Zero Coupon, 6/15/30, AMBAC	06/15 @ 101	12,488,400

					59,472,715

			Indiana—9.0%
Baa3	5,500		Fort Wayne, PCR, Gen. Mtrs. Corp. Proj., 6.20%, 10/15/25	12/12 @ 101	5,326,640
AA	5,000		Hlth. Fac. Fin. Auth., Ascension Hlth. Proj., Ser. F, 5.375%, 11/15/25	11/12 @ 101	5,250,800
AAA	19,735		Indianapolis Local Pub. Impvt. Bond Bank, Wtr. Wks. Proj., Ser. A, 5.25%, 7/01/33, MBIA	07/12 @ 100	20,966,859

					31,544,299

			Louisiana—0.7%
Baa1	2,485		Local Gov’t. Env. Facs. & Cmnty. Dev. Auth., Oakleigh Apts. Proj., Ser. A, 6.375%, 6/01/38	06/13 @ 102	2,557,661

			Maryland—3.3%
Baa3	5,000		Econ. Dev. Corp., Student Hsg. Rev., Univ. of Maryland Proj., Ser. A, 5.75%, 10/01/33	10/13 @ 100	5,255,950
NR	3,000		Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth. Proj., Ser. A, 5.95%, 7/01/30	07/07 @ 102	3,037,770
			Hlth. & Higher Edl. Facs. Auth.,
Baa1	2,240		Medstar Hlth. Proj., 5.50%, 8/15/33	08/14 @ 100	2,340,083
A3	1,000		Union Hosp. of Cecil Cnty. Proj., 5.625%, 7/01/32	07/12 @ 100	1,061,900

					11,695,703

			Massachusetts—2.0%
AAA	4,745		Hlth. & Edl. Fac. Auth., Harvard Univ. Proj., Ser. A, 5.00%, 7/15/36	07/15 @ 100	5,067,138
AAA	1,910		Tpke. Auth., Met. Hwy. Sys. Rev., Ser. A, 5.00%, 1/01/37, MBIA	01/07 @ 102	1,974,959

					7,042,097

			Michigan—0.6%
AAA	2,115		Detroit Sewage Disp., Second Lien, Ser. A, 5.00%, 7/01/35, MBIA	07/15 @ 100	2,247,420

			Mississippi—1.8%
BBB	4,950		Lowndes Cnty. Sld. Wst. Disp., PCR, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	No Opt. Call	6,136,020

			Missouri—1.8%
NR	6,000		Dept. of Transp., Rt. 370/Missouri Bottom Rd./Taussig Rd. Proj., 7.20%, 5/01/33	05/13 @ 100	6,440,640

			Multi-State—3.8%
			Charter Mac Equity Issuer Trust,
A3	1,000	[4]	Ser. A, 5.75%, 4/30/15	No Opt. Call	1,050,810
A3	3,500	[4]	Ser. A, 6.00%, 4/30/19	No Opt. Call	3,735,165
Baa1	5,000	[4]	Ser. B, 6.00%, 4/30/15	No Opt. Call	5,251,100
Baa1	3,000	[4]	Ser. B, 6.30%, 4/30/19	No Opt. Call	3,188,910

					13,225,985

			Nebraska—0.4%
Aa2	1,330		Univ. Nebraska, Univ. Revs., Lincoln Student Fees & Facs., Ser. B, 5.00%, 7/01/33	11/13 @ 100	1,397,471

			Nevada—2.7%
NR	610		Director of the Dept. of Business & Ind., Las Ventanas Retirement Proj., Ser. A, 7.00%, 11/15/34	11/14 @ 100	631,472
NR	2,975		Henderson Local Impvt. Dist. No. T-14, 5.80%, 3/01/23	09/05 @ 103	3,070,051
			No. Las Vegas Local Impvt., Spec. Impvt. Dist. 60 Aliante,
NR	2,470		6.125%, 12/01/17	12/05 @ 103	2,554,968
NR	2,970		6.40%, 12/01/22	12/05 @ 103	3,073,861

					9,330,352

			New Jersey—12.3%
			Econ. Dev. Auth.,
BBB	9,000		Cigarette Tax Rev., 5.50%, 6/15/31	06/14 @ 100	9,419,130
BBB	4,000		Cigarette Tax Rev., 5.75%, 6/15/34	06/14 @ 100	4,243,680
B	10,100		Continental Airlines, Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	9,376,537
Baa3	7,475		Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	8,823,714
Baa3	10,000		Kapkowski Rd. Landfill Proj., 6.50%, 4/01/31	No Opt. Call	11,444,300

					43,307,361

			New Mexico—1.4%
Baa1	5,200		Hsg. Auth., Region III, Villa Delaware Oso Apts. Proj., Ser. A, 6.00%, 1/01/38	01/13 @ 102	4,862,728

BlackRock Municipal Income Trust II (BLE) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		New York—6.1%
AAA	$ 2,845	Env. Facs. Corp., Clean Wtr. & Drinking Wtr. Rev., NYC Mun. Wtr. Proj., Ser. B, 5.00%, 6/15/31	06/12 @ 100	$ 2,982,328
AAA	3,775	Met. Transp. Auth., Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	3,960,504
		New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev.,
AAA	1,225	Ser. A, 5.00%, 6/15/35, MBIA	06/13 @ 100	1,289,508
AA+	2,270	Ser. D, 5.00%, 6/15/38	06/15 @ 100	2,400,253
NR	8,800	Port Auth. of NY & NJ, Spec. Oblig. Rev., Contl/Eastn. LaGuardia Proj., 9.00%, 12/01/10	07/05 @ 100	8,833,176
AAA	1,805	Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	1,928,769

				21,394,538

		Oklahoma—1.2%
B-	3,925	Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	4,059,628

		Pennsylvania—6.3%
		Econ. Dev. Fin. Auth., Ser. A,
A3	5,175	Amtrak Proj., 6.375%, 11/01/41	05/11 @ 101	5,471,683
BB-	10,565	Exempt Facs. Rev., Reliant Energy Conv. Proj., 6.75%, 12/01/36	12/09 @ 103	11,339,837
BBB+	5,000	Monroe Cnty. Hosp. Auth., Hosp. Pocono Med. Ctr. Proj., 6.00%, 1/01/43	01/14 @ 100	5,320,000

				22,131,520

		South Carolina—6.7%
		Greenwood Cnty. Hosp., Self Mem. Hosp. Facs. Proj.,
A	3,280	5.50%, 10/01/26	10/11 @ 100	3,451,282
A	3,250	5.50%, 10/01/31	10/11 @ 100	3,414,255
		Jobs Econ. Dev. Auth., Hosp. Facs. Rev.,
AA	3,750	Georgetown Mem. Hosp. Proj., 5.375%, 2/01/30, RAA	08/11 @ 100	3,976,350
Baa1	2,640	Palmetto Hlth. Alliance Proj., Ser. A, 6.25%, 8/01/31	08/13 @ 100	2,892,041
BBB+	5,000	Palmetto Hlth. Alliance Proj., Ser. C, 6.875%, 8/01/27	08/13 @ 100	5,722,400
NR	3,914	Lancaster Cnty. Assmnt., Edgewater Impvt. Dist. Ser. A, 6.875%, 11/01/35	11/13 @ 101	4,078,818

				23,535,146

		Tennessee—2.6%
AAA	20,405	Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A, Zero Coupon, 1/01/21, FSA	01/13 @ 63.44	9,003,298

		Texas—17.1%
BBB	1,650	Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38	10/13 @ 101	1,843,001
AAA	2,015	Dallas Area Rapid Trans., 5.00%, 12/01/31, AMBAC	12/11 @ 100	2,095,338
BBB	20,000	Gulf Coast Wst. Disp. Auth., Env. Impvt. Rev., Ser. A, 6.10%, 8/01/24	08/12 @ 100	21,445,800
AAA	1,545	Harlandale Indpt. Sch. Dist., Refdg., 5.00%, 8/15/35	08/15 @ 100	1,619,129
AAA	25,375	Harris Cnty. Houston Sports Auth., Ser. A-3, Zero Coupon, 11/15/36, MBIA	11/24 @ 49.423	4,709,092
AAA	1,185	Lake Dallas Indpt. Sch. Dist., Refdg. Sch. Bldg., 5.00%, 8/15/37	08/14 @ 100	1,241,892
		Tpke. Auth., Central Sys. Rev., AMBAC,
AAA	73,370	Zero Coupon, 8/15/36	08/12 @ 24.171	12,467,764
AAA	65,000	Zero Coupon, 8/15/37	08/12 @ 22.708	10,379,200
AAA	27,600	Zero Coupon, 8/15/38	08/12 @ 21.384	4,150,212

				59,951,428

		Virginia—7.5%
NR [5]	13,280	Alexandria Redev. & Hsg. Auth., 3001 Park Ctr. Apts. Proj., Ser. A, 6.375%, 4/01/34	04/08 @ 103	13,751,839
AAA	9,000	Halifax Cnty. Indl. Dev. Auth., Exempt Fac. Rev., Old Dominion Elec. Coop. Proj., 5.625%,
		6/01/28, AMBAC	06/13 @ 101	9,863,550
B	2,500	Hopewell Indl. Dev. Auth. Env. Impvt. Rev., Refdg. Smurfit Stone Container, 5.25%, 6/01/15	No Opt. Call	2,522,225

				26,137,614

		West Virginia—1.8%
AAA	1,115	Econ. Dev. Auth., Correctional Juvenile Safety, Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	1,181,242
BBB+	5,000	Mason Cnty., PCR, Rfdg. Appalachian Pwr. Co. Proj., Ser. L, 5.50%, 10/01/22	10/11 @ 100	5,188,700

				6,369,942

		Wisconsin—4.0%
		Hlth. & Edl. Facs. Auth.,
A-	3,930	Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	4,381,282
A-	4,000	Synergy Hlth., Inc., 6.00%, 11/15/32	08/13 @ 100	4,315,680
A	5,000	Wheaton Franciscan Svcs., 5.75%, 8/15/25	02/12 @ 101	5,379,800

				14,076,762

		Total Long-Term Investments (cost $505,980,754)		545,201,156

BlackRock Municipal Income Trust II (BLE) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			SHORT-TERM INVESTMENTS—2.3%
			California—0.0%
A1+	$ 75	[6]	Hlth. Facs. Fin. Auth., Scripps Hlth. Proj., Ser. B, 2.82%, 6/01/05, FRWD, MBIA	$ 75,000

			Maryland—0.3%
A1+	1,100	[6]	Hlth. & Higher Edl. Facs. Auth., Pooled Ln. Prog. Proj., Ser. D, 2.95%, 6/02/05, FRWD	1,100,000

			Ohio—1.5%
VMIG1	5,000	[6]	Univ. of Akron, 2.96%, 6/02/05, FGIC, FRWD	5,000,000

			Pennsylvania—0.5%
A1+	1,815	[6]	Emmaus Gen. Auth., 2.97%, 6/01/05, FRWD, FSA	1,815,000

			Total Short-Term Investments (cost $7,990,000)	7,990,000

			Total Investments—157.7% (cost $513,970,7547)	$553,191,156
			Other assets in excess of liabilities—0.9%	3,108,219
			Preferred shares at redemption value, including dividends payable—(58.6)%	(205,619,621)

			Net Assets Applicable to Common Shareholders—100%	$350,679,754

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Securities, or a portion thereof, pledged as collateral with a value of $2,639,350 on 1,808 short U.S. Treasury Note futures contracts expiring Sept. 2005. The value of such contracts on May 31, 2005 was $204,784,250, with an unrealized loss of $2,285,835.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act to qualified institutional buyers. As of May 31, 2005, the Trust held 3.8% of it nets assets, with a current market value of $13,225,985, in securities restricted as to resale.
[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which thesecurity can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of May 31, 2005.
[7]	Cost for Federal income purposes is $513,893,702. The net unrealized appreciation on a tax basis is $39,297,454 consisting of $39,558,406 gross unrealized appreciation and $260,952 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corporation	GO	— General Obligation
ETM	— Escrowed to Maturity	MBIA	— Municipal Bond Insurance Association
FGIC	— Financial Guaranty Insurance Company	PCR	— Pollution Control Revenue
FRDD	— Floating Rate Daily Demand	RAA	— Radian Asset Assurance
FRWD	— Floating Rate Weekly Demand

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Municipal Income Trust II___

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: July 22, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: __/s/ Robert S. Kapito_____________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: July 22, 2005

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: July 22, 2005